Label	Element	Value
MFS Lifetime 2050 Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated May 12, 2026, to the Prospectus dated August 28, 2025.

MFS® Lifetime® 2050 Fund

Effective immediately, the eighth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" and the fourth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:

As of April 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94%
Bond Funds and Money Market Fund	6%

All percentages are rounded to the nearest percent.

Effective immediately, the tenth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" and the sixth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:

As of April 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	93.3%
U.S. Equity Funds	55.3%
International Equity Funds	28.1%
Non-Traditional Funds	9.9%
Bond Funds and Money Market Fund	6.8%
Bond Funds	5.8%
Money Market Fund	1.0%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Lifetime® 2050 Fund